UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23023

Montage Managers Trust
 (Exact name of registrant as specified in charter)

11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
  (Address of principal executive offices) (Zip code)

Gary Henson, President
Montage Managers Trust
c/o Montage Investments
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
  (Name and address of agent for service)

Registrant's telephone number, including area code: (913) 647-9782

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2016 (Unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 80.1% (1)
Canadian Crude Oil Pipelines - 14.9% (1)
Enbridge Inc.	61,173	$2,415,722
Enbridge Income Fund Holdings Inc.	10,923	262,289
Gibson Energy Inc.	15,888	216,621
Inter Pipeline Ltd.	37,884	823,892
Pembina Pipeline Corporation	43,691	1,314,661
		5,033,185
Canadian Local Distribution Company - 0.2% (1)
Valener Inc.	4,314	69,641
Canadian Natural Gas/Natural Gas Liquids Pipelines - 12.3% (1)
AltaGas Ltd.	18,235	471,935
Keyera Corp.	20,521	633,594
TransCanada Corporation	60,120	2,732,454
Veresen Inc.	34,513	340,025
		4,178,008
United States Crude Oil Pipelines - 1.5% (1)
Plains GP Holdings LP	28,194	320,848
SemGroup Corp.	5,807	180,598
		501,446
United States Local Distribution Companies - 14.3% (1)
Atmos Energy Corporation	11,494	847,108
Chesapeake Utilities Corporation	1,711	108,905
New Jersey Resources Corporation	9,659	324,929
NiSource Inc.	36,168	865,862
Northwest Natural Gas Company	3,079	183,909
ONE Gas, Inc.	5,868	359,298
Piedmont Natural Gas Company, Inc.	9,117	547,932
South Jersey Industries, Inc.	8,937	265,250
Southwest Gas Corporation	5,326	371,861
Spire Inc.	5,115	330,940
UGI Corporation	5,898	268,241
WGL Holdings, Inc.	5,657	355,486
		4,829,721
United States Natural Gas Gathering/Processing - 9.2% (1)
Archrock, Inc.	7,804	86,000
EnLink Midstream, LLC	5,643	93,956
Targa Resources Corp.	18,054	786,793
The Williams Companies, Inc.	76,820	2,146,351
		3,113,100
United States Natural Gas/Natural Gas Liquids Pipelines - 27.7% (1)
Cheniere Energy Partners LP Holdings, LLC	5,206	105,109
Cheniere Energy, Inc. (2)	26,479	1,135,949
Kinder Morgan, Inc.	143,590	3,137,442
National Fuel Gas Company	9,539	544,295
ONEOK, Inc.	23,621	1,107,589
Questar Corporation	19,732	493,497
Spectra Energy Corporation	76,971	2,741,707
Tallgrass Energy GP, LP	4,664	108,531
		9,374,119

United States Refined Product Pipelines - 0.0% (1)
VTTI Energy Partners LP	867	16,672
Total Common Stock
(Cost $28,082,566)		27,115,892

Master Limited Partnerships and Related Companies - 19.7% (1)
United States Crude Oil Pipelines - 3.9% (1)
Arc Logistics Partners LP	292	4,301
Delek Logistics Partners LP	320	8,349
Enbridge Energy Management, L.L.C. (3)	2,454	55,854
Enbridge Energy Partners, L.P.	7,356	171,101
Genesis Energy, L.P.	3,308	118,393
NuStar Energy L.P.	2,212	106,176
NuStar GP Holdings LLC	1,168	28,371
PBF Logistics LP	871	17,673
Plains All American Pipeline, L.P.	13,606	381,784
Rose Rock Midstream LP	551	13,841
Shell Midstream Partners, L.P.	2,889	88,028
Sunoco Logistics Partners L.P.	7,052	208,739
Tesoro Logistics LP	2,216	106,279
USD Partners LP	279	3,457
Western Refining Logistics, LP	615	14,686
		1,327,032
United States Natural Gas Gathering/Processing - 3.4% (1)
American Midstream Partners LP	810	10,765
Antero Midstream Partners LP	2,297	63,305
Cone Midstream Partners LP	684	12,483
DCP Midstream Partners, LP	3,132	102,636
Enable Midstream Partners, LP	876	12,360
EnLink Midstream Partners, LP	3,452	60,928
Midcoast Energy Partners LP	694	4,788
MPLX LP	8,500	281,605
PennTex Midstream Partners, LP	381	6,210
Rice Midstream Partners LP	1,744	39,868
Summit Midstream Partners LP	1,245	31,150
USA Compression Partners LP	821	13,555
Western Gas Equity Partners, LP	1,342	49,479
Western Gas Partners LP	2,727	137,223
Williams Partners LP	8,678	330,632
		1,156,987
United States Natural Gas/Natural Gas Liquids Pipelines - 9.2% (1)
Cheniere Energy Partners, L.P.	1,520	40,979
Columbia Pipeline Partners LP	1,831	24,847
Crestwood Equity Partners LP	1,755	36,504
Dominion Midstream Partners, LP	840	21,386
Energy Transfer Equity, L.P.	28,593	511,815
Energy Transfer Partners, L.P.	15,981	638,281
Enterprise Products Partners L.P.	45,574	1,203,154
EQT GP Holdings LP	815	20,448
EQT Midstream Partners LP	1,862	146,372
ONEOK Partners, L.P.	5,898	228,548
Spectra Energy Partners LP	1,863	85,009
Tallgrass Energy Partners LP	1,227	56,540
TC Pipelines, LP	1,626	85,381
		3,099,264

United States Refined Product Pipelines - 3.2% (1)
Buckeye Partners, L.P.	4,458	313,219
CrossAmerica Partners LP	628	16,328
Global Partners LP	948	14,372
Holly Energy Partners, L.P.	1,221	39,719
Magellan Midstream Partners, L.P.	7,792	548,011
Phillips 66 Partners LP	1,484	73,414
Sprague Resources LP	306	7,448
Sunoco LP	940	27,993
TransMontaigne Partners L.P.	433	18,134
Valero Energy Partners LP	747	31,292
World Point Terminals, LP	395	6,083
		1,096,013
Total Master Limited Partnerships and Related Companies
(Cost $7,026,788)		6,679,296

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.29% (4)
(Cost $14,845)	14,845	14,845

Total Investments - 99.8% (1)
(Cost $35,124,199)		33,810,033
Other Assets in Excess of Liabilities, Net - 0.2% (1)		56,754
Total Net Assets - 100.0% (1)		$33,866,787

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Security distributions are paid-in-kind.
(4)	Rate indicated is the current yield as of August 31, 2016.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock	$27,115,892	$-	$-	$27,115,892
Master Limited Partnerships and Related Companies	6,679,296	-	-	6,679,296
Short-Term Investment	14,845	-	-	14,845
Total Investments	$33,810,033	$-	$-	$33,810,033

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended August 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments.

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows:

Tortoise North American Pipeline Fund
Cost of investments	$34,951,992

Gross unrealized appreciation	1,419,119

Gross unrealized depreciation	(2,561,078)
Net unrealized depreciation	$(1,141,959)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Montage Managers Trust

By (Signature and Title)  /s/ Gary Henson
                                            Gary Henson, President

Date  October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gary Henson
                                             Gary Henson, President

Date  October 21, 2016

By (Signature and Title)*  /s/ David L. Henriksen
                                              David L. Henriksen, Treasurer

Date  October 21, 2016